Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Gain Loss at the time of securitization			$ 0
Interest free period on sale of agricultural equipment business	2 months 12 days	2 months 12 days	2 months 15 days
Percentage of sale in agricultural equipment business	91.00%	82.00%	84.00%
Interest free period on sale of construction equipment business	2 months 21 days	2 months 18 days	2 months 27 days
Percentage of sale in construction equipment business	73.00%	67.00%	62.00%
Maximum period of payment terms for which sales to dealers do not qualify for an "interest-free" period	30 days
Delinquent period in which recognition of income on loans is suspended	120 days
Minimum period of delinquency reported on receivables past due date	30 days
Advertising expense	160	162	133
Foreign currency translation net loss	66	61	17
Cash payments for interest	671	800	838
CNH paid taxes	469	308	207
Impairment of Goodwill and other intangible assets	0	0
Foreign currency translation gain of deferred in accumulated other comprehensive loss	$ 52
Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Weighted Average Life	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Weighted Average Life	30 years